Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Summary of Changes in Position of Restructuring Liabilities by Segment

The following table presents the changes in the position of restructuring liabilities in 2014 by segment:

	Balance January 1, 2014	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2014

HPMS	46	6	(29)	(4)	(5)	14
SP	31	14	(35)	(4)	(1)	5
Corporate and Other	40	24	(34)	(8)	(1)	21

	117	44	(98)	(16)	(7)	40

(1)	Other changes primarily related to translation differences and internal transfers

The following table presents the changes in the position of restructuring liabilities in 2013 by segment:

	Balance January 1, 2013	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2013

HPMS	57	3	(23)	(4)	13	46
SP	41	6	(3)	(7)	(6)	31
Corporate and Other	72	18	(39)	(10)	(1)	40

	170	27	(65)	(21)	6	117

(1)	Other changes primarily related to translation differences and internal transfers

Components of Restructuring Charges Less Releases Recorded in Liabilities

The components of restructuring charges less releases recorded in the liabilities in 2014, 2013 and 2012 are as follows:

	2014	2013	2012

Personnel lay-off costs	43	10	101
Lease and Contract Terminations	1	17	2
Release of provisions/accruals	(16)	(21)	(4)

Net restructuring charges	28	6	99

Summary of Significant Activity and Components of Restructuring Obligations

The following table summarizes the significant activity within, and components of, the Company’s restructuring obligations:

	Personnel lay-off costs	Lease and Contract Terminations	Total

Balance at December 31, 2012	167	3	170
Expense	(8)	14	6
Utilized 1)	(54)	(11)	(65)
Other changes 2)	5	1	6

Balance at December 31, 2013	110	7	117
Expense	29	(1)	28
Utilized 1)	(93)	(5)	(98)
Other changes 2)	(7)	—	(7)

Balance at December 31, 2014	39	1	40

1)	Represents cash payments.
2)	Other changes primarily related to translation differences.

Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2014	2013	2012

Cost of revenue	16	—	18
Selling, general and administrative	3	7	59
Research & development	9	(1)	22

Net restructuring charges	28	6	99